RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands		1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Oct. 31, 2014 CNY (¥)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Aug. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	May. 31, 2013 USD ($)	Feb. 28, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Mar. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party																$ 104,579,000	$ 4,217,000
Ownership Percentage																				5.00%
Amount due to related party																90,002,000	17,592,000
Revenue from sale of solar products												$ 104,352,000		$ 2,569,000	$ 16,390,000
Gaochuangte
RELATED PARTY BALANCES AND TRANSACTIONS
Trade receivable from affiliate																$ 1,619,000	1,499,000
Ownership Percentage	40.00%										40.00%					40.00%
Amount due to related party																$ 25,827,000	17,510,000
Revenue from sale of solar products											¥ 39,922	6,508,000	¥ 15,740	2,568,000
Amount paid for EPC services											¥ 175,272	28,159,000	¥ 33,884	5,515,000
Dr. Shawn Qu
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related party																77,000	82,000
Loan from related party			$ 25,000,000			$ 13,000,000	$ 13,000,000	$ 13,000,000		$ 35,000,000
Rate of interest (as a percent)			4.27%			4.27%	4.27%	4.27%		4.25%
Repayment of interest amount of loan from related party				$ 242,000	$ 242,000				$ 112,000	$ 21,000
Outstanding borrowing				$ 0	$ 0							$ 0		$ 0
Dr. Shawn Qu | One-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility											1 year	1 year	1 year	1 year	1 year
Maximum borrowing capacity	¥ 896,000										¥ 896,000		¥ 888,000			138,000,000			¥ 1,866,000
Amounts drawn down																78,225,000	145,095,000
Dr. Shawn Qu | Two-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility											2 years	2 years
Maximum borrowing capacity	¥ 450,000										¥ 450,000					69,300,000
Amounts drawn down																63,113,000
Dr. Shawn Qu | Three-year loan facilities | Chinese Commercial Banks
RELATED PARTY BALANCES AND TRANSACTIONS
Maturity term of credit facility											3 years	3 years
Maximum borrowing capacity																150,000,000
Amounts drawn down																$ 0
CSI Skypower
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party																	0
Ownership Percentage	50.00%										50.00%					50.00%
Prepayments for bidding to affiliate																$ 1,836,000	$ 2,718,000
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd. | SZSP
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of financial guarantee of related party loan facility	¥ 21,000	¥ 37,200									¥ 21,000					3,200,000		$ 6,100,000
Term of financial guarantee of related party debt	2 years	3 years
49% owned affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due from related party																0
Trade receivable from affiliate																$ 101,124,000
Ownership Percentage	49.00%										49.00%					49.00%
Amount due to related party																$ 36,982,000
Tranquillity and Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related party																27,116,000
Tranquillity | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party																98,200,000
Garland | Recurrent
RELATED PARTY BALANCES AND TRANSACTIONS
Unconditionally buyer payment guarantees for payable balances due by related party																$ 0
Roserock and Garland
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from sale of solar products												$ 28,132,000
Tranquility, Garland, and Roserock
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue from providing development services												$ 69,712,000